Cover	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2022
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-36581
Entity Registrant Name	Vascular Biogenics Ltd.
Entity Central Index Key	0001603207
Entity Address, Address Line One	8 HaSatat St
Entity Address, City or Town	Modi’in
Entity Address, Country	IL
Entity Address, Postal Zip Code	7178106